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ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

1135856

FORM D

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Flexible Premium Variable Universal Group Life Insurance Policy-PPL1173

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [x] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [x] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Nationwide Private Placement Variable Account

Address of Executive Offices (Number and Street, City, State, Zip Code)
Telephone Number (Including Area Code)
One Nationwide Plaza, Columbus, OH 43215 (614) 249-7111

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business
Variable Insurance Products

Type of Business Organization

[ ] corporation	[ ] limited partnership, already formed	[x] other (please specify): Insurance Company Separate Account
[ ] business trust	[ ] limited partnership, to be formed	

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[05]	[98]	[x] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [O] [H]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each

state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Alutto, Joseph A.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Brocksmith, Jr., James G.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Eckel, Keith W.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Miller, David O.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Patterson, James F.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Prothro, Gerald D.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Shisler, Arden L.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Shumate, Alex

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.

Full Name (Last name first, if individual)
Miller de Lombera, Martha James

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Jurgensen, W.G.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Marshall, Lydia M.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
McWhorter, Donald L.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Nationwide Plaza, Columbus, OH 43215

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $100,000

3. Does the offering permit joint ownership of a single unit?... Yes [ ] No [x]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such

a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Richard Kimbrough

Business or Residence Address (Number and Street, City, State, Zip Code)
404 Pembrook Road, Bala Cynwyd, PA 19004

Name of Associated Broker or Dealer
Newport Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN-X]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
James Campisi

Business or Residence Address (Number and Street, City, State, Zip Code)
300 International Parkway, Suite 270 Heathrow, FL 32746-5028

Name of Associated Broker or Dealer
Newport Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN-X]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$______	$______
Equity	$______	$______
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$______	$______
Partnership Interests	$______	$______
Other (Specify: Variable Life Insurance Policy).	$2,662,982	$1,141,152
Total	$2,662,982	$1,141,152

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$1,141,152
Non-accredited Investors	______	$______
Total (for filings under Rule 504 only)	1	$1,141,152

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold

Rule 505	______	$______
Regulation A	______	$______
Rule 504	______	$______
Total	______	$0.00

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ] $______
Printing and Engraving Costs	[ ] $______
Legal Fees	[ ] $______
Accounting Fees	[ ] $______
Engineering Fees	[ ] $______
Sales Commissions (specify finders' fees separately)	[ ] $172,885
Other Expenses (identify) ______	[ ] $______
Total	[ ] $______

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $2,490,097

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[] $______	[] $______
Purchase of real estate	[] $______	[] $______
Purchase, rental or leasing and installation of machinery and equipment	[] $______	[] $______
Construction or leasing of plant buildings and facilities	[] $______	[] $______
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[] $______	[] $______
Repayment of indebtedness	[] $______	[] $______
Working capital	[] $______	[] $______

Other (specify):	[] $____	[] $____
____________________	[] $____	[] $____
Column Totals	[] $____	[] $____
Total Payments Listed (column totals added)		$0.00

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Nationwide Private Placement Variable Account	[signature]	2-23-2005
Name of Signer (Print or Type) Troy Anderson	Title of Signer (Print or Type) Senior Vice President	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [x]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Nationwide Private Placement Variable Account	[signature]	2-23-2005

Name of Signer (Print or Type) Troy Anderson	Title (Print or Type) Senior Vice President

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									

ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									

RI									
SC									
SD									
TN		X	Variable Life Insurance 2,662,982	1	1,141,152				X
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

PRIVATE PLACEMENT RENEWAL INFORMATION

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 12/22/04	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 12/22/04
Jack-in-the-Box DCP	PPL1062	1/1/2003	$3,431,946.83	$3,300,000.00	$453,964.54
Jack-in-the-Box SERP	PPL1043	1/1/2003	$6,760,000.00	$0.00	$447,849.86
Givaudan	PPL1182	1/1/2004	$16,135,267.14	$0.00	$484,058.01
Northrop Grumman	PPL676	1/1/2001	$93,673,532.58	$90,000,000.00	$1,385,872.41

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 3/15/04	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 3/15/04
First American Corp	PPL1017	2/1/2003	$35,840,285.23	$30,000,000.00	$1,075,191.06
AstraZeneca MEC	PPL940	2/21/2002	$55,800,000.00	$0.00	$558,000.00
AstraZeneca NonMEC	PPL941	2/21/2002	$36,000,000.00	$0.00	$360,000.00

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 2/22/05	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 2/22/05
First Tennessee Bank	PPL1048	3/19/2003	$40,000,000.00	$20,000,000.00	$5,072,000.00
Affiliated Computer	PPL1087	3/1/2003	$23,913,279.77	$11,150,000.00	$1,216,961.14
Swatch	PPL1186	3/15/2004	$412,808.80	$412,808.80	$61,880.03
LNR Property	PPL1231	3/1/2004	$1,822,343.64	$2,026,000.00	$250,572.25
Accredo Health	PPL1173	3/8/2004	$1,141,152.13	$1,078,000.00	$172,884.54

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 5/1/04	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 5/1/04
Chico's FAS, Inc.	PPL965	4/1/2002	$5,026,463.00	$2,300,000.00	$1,033,004.26
National Waterworks	PPL1101	4/1/2003	$1,304,786.60	$1,400,000.00	$229,642.73

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 5/24/04	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 5/24/04
Flagstar Bancorp	PPL1091	6/1/2003	$6,354,665.03	$5,000,000.00	$190,639.78
AstraZeneca 1035MEC	PPL1117	5/30/2003	$0.00	$0.00	$0.00
AstraZeneca 1035NonMEC	PPL1118	5/30/2003	$0.00	$0.00	$0.00

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 8/01/04	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 8/01/04
Flagstar Bancorp	PPL1091	6/1/2003	$5,618,811.73	$6,000,000.00	$168,547.04

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 8/01/04	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 8/01/04
Best Buy - MEC	PPL992	6/28/2002	$2,005,793.72	$42,232.13	$60,174
Best Buy - Non MEC 1	PPL980	6/28/2002	$38,332,725.81	$9,439,751.36	$1,149,982

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 7/06/04	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 7/06/04
Blue Cross Blue Shield DC	PPL988	7/16/2002	$24,600,000.00	$13.4 Million	$430,500.00
Blue Cross Blue Shiled DC 2	PPL1136	7/16/2003	$200,000.00	$0.00	$3,500.00
Blue Cross Blue Shield LTPIP	PPL991	7/16/2002	$24,000,000.00	$0.00	$744,000.00
Blue Cross Blue Shield LTPIP 2	PPL1114	7/16/2003	$3,000,000.00	$0.00	$93,000.08
Blue Cross Blue Shield SERP	PPL979	7/16/2002	$32,600,000.00	$3.7 Million	$1,010,600.00

CASE NAME	CASE NUMBER	POLICY DATE	PREMIUM RECEIVED THROUGH 11/15/04	ESTIMATE OF PREMIUM FOR UPCOMING YEAR	COMMISSIONS NET OF EAP THROUGH 11/15/04
Tellabs MEC	PPL1148	12/1/2003	$3,098,290.11	$0.00	$154,914.51
Tellabs Non MEC	PPL1168	12/1/2003	$16,991,550.06	$0.00	$849,577.50